Fair Value Measurements (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Derivative Liabilities [Member]	Jun. 30, 2012 Derivative Liabilities [Member]	Jun. 30, 2013 Level 3 [Member] Warrants [Member]	Jun. 30, 2012 Level 3 [Member] Warrants [Member]	Dec. 31, 2012 Level 3 [Member] Warrants [Member]	Dec. 31, 2011 Level 3 [Member] Warrants [Member]	Dec. 31, 2010 Level 3 [Member] Warrants [Member]	Dec. 31, 2012 Level 3 [Member] Warrants [Member] Derivative Liabilities [Member]	Dec. 31, 2011 Level 3 [Member] Warrants [Member] Derivative Liabilities [Member]	Dec. 31, 2010 Level 3 [Member] Warrants [Member] Derivative Liabilities [Member]	Jun. 28, 2013 Level 3 [Member] Warrants [Member] Derivative Liabilities [Member]	Jun. 29, 2012 Level 3 [Member] Warrants [Member] Derivative Liabilities [Member]
Fair Value Measurements [Line Items]
Warrants to purchase common stock								2,899,991	2,899,991						2,899,991	2,899,991
Change in fair value of derivative instruments	$ (352,824)	$ (823,809)	$ 552,953	$ 167,853	$ (591,039)	$ (7,144,983)	$ 5,457,550			$ 552,953	$ 167,853	$ (591,039)	$ (7,144,983)	$ 5,457,550	$ (591,039)	$ (7,144,983)	$ 5,457,550
Closing stock price, per share															$ 1.12	$ 1.27	$ 4.23	$ 1.59	$ 1.39
Long-term debt, carrying value					2,500,000
Long-term debt, fair value					$ 2,500,000